STOCKHOLDERS' DEFICIT (Details Narrative) - USD ($)												1 Months Ended								3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 22, 2016	Jul. 18, 2016	May 02, 2016	Apr. 25, 2016	Apr. 04, 2016	Mar. 17, 2016	Aug. 14, 2015	Aug. 14, 2015	May 08, 2015	Jan. 04, 2015	Dec. 29, 2014	Jun. 30, 2016	Apr. 30, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 17, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 26, 2014	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 22, 2015	Dec. 23, 2014
Selling, general and administrative expenses																				$ 230,992		$ 355,541	$ 1,056,026	$ 861,795	$ 6,658,109	$ 743,057
Number of shares issued									60,000							110,000
Board meeting fees paid																				592,611		416,634	1,278,866	770,889
Note payable																				$ 2,486,666			2,486,666		1,011,111
Proceeds from notes payable																							$ 1,345,000	500,000	$ 960,000
Common stock, authorized																		100,000,000		100,000,000			100,000,000		100,000,000	100,000,000	100,000,000
Common stock, par value																		$ 0.0001		$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Equity method investment, percentage																												100.00%
Stock split																		15.04	15.04 to one
Number of common stock held																			$ 14
Sale of common stock (in shares)																		2,000,000
Sale of common stock											$ 2,000,000							$ 2,000,000						340,000	$ 340,000	$ 1,626,333
Cash received from sale of common stock											1,625,000							1,625,000
Conversion promissory notes											375,000							$ 375,000
Repayment of debt											$ 1,200,000
Common stock for cash proceeds									$ 60,000																	$ 1,333
Purchase of common stock (in shares)											4,000,000							4,000,000
Purchase of common stock											$ 1,333							$ 1,333
Preferred stock, par value																		$ 0.0001		$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, authorized																		25,000,000		25,000,000			25,000,000		25,000,000	25,000,000	25,000,000		25,000,000
Preferred stock, outstanding																		1,917,720		1,917,720			1,917,720		1,917,720	1,917,720	0
Selling, general and administrative expenses																$ 167,092	$ 150,000								$ 6,557,310
Restricted shares of common stock																										33,333
Stock based compensation																							$ 4,151,367	1,731,658	$ 2,989,680	$ 8,833
Issued common stock to shareholders (in shares)																	50,000
Issued common stock to shareholders																	$ 50,000
Purchase additional common stock																	60,000
Purchase additional common stock (in dollars er share)																	$ 1.00
Shares issued to consultant																									200,000
Purchased technology in exchange common stock																	150,000
Recognition stock based compensation																									$ 150,000
Restricted Stock Units (RSUs) [Member]
Stock compensation expense																				$ 20,749			$ 20,749
Stock option [Member]
Number of options granted																							2,352,619
Stock compensation expense																				383,000		159,000	$ 1,060,000	159,000
Unrecognized compensation cost																				$ 1,624,000			$ 1,624,000
Number of options outstanding																				4,352,619			4,352,619		2,000,000
Weighted average exercise price (in dollars per share)																				$ 0.58			$ 0.58		$ 0.54
Weighted average remaining life																							3 years 10 months 13 days
Common Stock Warrants [Member]
Exercise price (in dollars per share)																		$ 2.50							$ 2.50	$ 2.50
Stock based compensation																									$ 567,000
Warrant to purchase share of common stock																		500,000							500,000	500,000
Consultants [Member]
Purchase of common stock (in shares)																		1,500,000
Purchase of common stock																		$ 500
Shares issued to consultant																									27,000
Shares issued to consultant, vested																									110,000
Consultants [Member] | Common Stock Warrants [Member]
Exercise price (in dollars per share)							$ 2.00	$ 2.00
Warrants term								5 years
Warrant to purchase share of common stock							150,000	150,000
Fair value of warrants								$ 377,327
Expected dividend yield								0.00%
Expected volatility								130.00%
Risk-free interest rate								1.61%
Expected life								5 years
Mr. Ali Kharazmi [Member]
Cash payment, acquisition											$ 350,000
Shares issued											15,000,000
Mr. Ali Kharazmi [Member] | Stock option [Member]
Vesting period		3 years
Number of options granted		2,352,619
Fair value of the option vested		$ 1,127,000
Weighted average exercise price (in dollars per share)		$ 0.61
Investors [Member] | Warrant [Member] | Advances [Member]
Number of common stock purchased																				462,500			462,500
Exercise price (in dollars per share)																				$ 0.60			$ 0.60
Warrants term																				5 years
Fair value of warrants																				$ 203,467
KBHJJ, LLC [Member] | Common Stock Warrants [Member]
Exercise price (in dollars per share)							$ 0.001	$ 0.001
Warrants term								2 years
Warrant to purchase share of common stock							1,350,000	1,350,000
Description of vested shares								450,000 shares upon execution of the agreement; 450,000 shares upon the six-month anniversary of the SA; and 450,000 shares upon the one-year anniversary of the SA
Payment of upon execution of the SA								$ 50,000		$ 50,000
Former Consultant [Member] | Common Stock Warrants [Member]
Exercise price (in dollars per share)							$ 1.50	$ 1.50
Warrants term								3 years
Warrant to purchase share of common stock							50,000	50,000
Fair value of warrants								$ 55,821
Expected dividend yield								0.00%
Expected volatility								130.00%
Risk-free interest rate								1.08%
Expected life								3 years
Empolyee [Member] | Common Stock Options [Member]
Exercise price (in dollars per share)							$ 1.50	$ 1.50
Stock based compensation								$ 483,719
Warrants term								5 years
Warrant to purchase share of common stock							1,000,000	1,000,000
Expected dividend yield								0.00%
Expected volatility								130.00%
Risk-free interest rate								1.61%
Expected life								5 years
Advisory Agreements [Member]
Vesting period																									18 months
Selling, general and administrative expenses																									$ 572,216
Shares issued advisor member each																									50,000
Restricted shares of common stock																									50,000
Advisory Agreements [Member] | Selling, General and Administrative Expenses [Member]
Selling, general and administrative expenses																				13,000		$ 170,000	$ 76,000	$ 467,000
Consulting Agreement [Member] | Third Party [Member]
Agreement term													1 year
Stock compensation expense																							378,000
Number of restricted shares issued													60,000
Consulting Agreement [Member] | Third Party [Member] | Restricted Stock Awards [Member]
Vesting period															6 months
Number of restricted shares issued				200,000										30,000	90,000
Fair value of the option vested				$ 118,000
Consulting Agreement [Member] | Consultants [Member]
Agreement term						1 year
Numer of shares issued for services						200,000
Prepaid consulting																					$ 128,000
Consulting Agreement [Member] | Two Emplyees [Member]
Selling, general and administrative expenses																				91,000			128,000
Consulting Agreement [Member] | Two Director [Member] | Warrant [Member]
Maximum number of shares issued	1,008,367
Number of shares issued													1,000,000
Stock compensation expense	$ 1,291,000
Weighted average exercise price (in dollars per share)	$ 0.71
Consulting Agreement [Member] | Two Director [Member] | Restricted Stock Awards [Member]
Number of restricted shares issued	2,000,000
Value of restricted shares issued	$ 1,420,000
Consulting Agreement [Member] | Two Director [Member] | Restricted Stock Units (RSUs) [Member]
Number of restricted shares issued	2,000,000
Value of restricted shares issued	$ 2,840,000
Description of vesting rights	The RSUs vest at the rate of 33.33% each year anniversary of the issuance date (September 22, 2016). There is also 100% vesting upon a change in control of the Company.
Common Stock [Member]
Number of shares issued																										4,000,000
Common stock for cash proceeds																										$ 400
Common Stock [Member] | Gemini Master Fund, LTD [Member]
Number of shares issued					50,000
Note payable					$ 275,000
Proceeds from notes payable					$ 245,000
Common Stock [Member] | Third Party [Member]
Vesting period												3 years
Number of options granted												500,000
Board meeting fees paid												$ 2,500
Description of vesting rights												Vest at the rate of 166,666 shares per year.
Common Stock [Member] | Two Emplyees [Member]
Number of options granted							1,000,000
Fair value of the option vested			$ 71,000
Unrecognized compensation cost			$ 1,700,000
Weighted average exercise price (in dollars per share)							$ 0.54	$ 0.54
Common Stock [Member] | Selling, General and Administrative Expenses [Member] | Two Emplyees [Member]
Stock compensation expense																				$ 320,000			$ 997,000
Common Stock [Member] | Advisory Agreements [Member]
Number of initial sign-on shares																				50,000			50,000
Vesting period																							18 months
Number of shares issued																							297,282	188,950
Common Stock [Member] | Advisory Agreements [Member] | First Anniversary [Member]
Maximum number of shares issued																					50,000